Revenue - Summary of Revenue (Detail) - EUR (€)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products		€ 1,420,000	[1]	€ 1,783,000	€ 554,000	[1]
Services		3,962,000	[1]	2,589,000	1,801,000	[1]
Operating lease income		8,000	[1]	50,000	0	[1]
Total		5,390,000	[1]	4,422,000	2,355,000	[1]
Total revenues from contracts with customers		5,390,000	[1]	4,422,000	2,355,000	[1]
Space
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products		1,420,000		399,000	554,000
Services		3,962,000		2,589,000	1,801,000
Operating lease income		8,000		50,000	0
Total		5,390,000		3,038,000	2,355,000
Total revenues from contracts with customers		5,390,000		3,038,000	2,355,000
Air
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products				1,384,000
Services				0
Operating lease income				0
Total		0		1,384,000	0
Total revenues from contracts with customers				1,384,000
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating lease income	[1]	8,000
Total				4,422,000	2,355,000	[1]
USA | Space
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		5,390,000		3,038,000	2,355,000
USA | Air
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total				1,384,000
At Point in Time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products		1,420,000	[1]	1,783,000	554,000	[1]
Services		3,500,000	[1]	2,589,000	0	[1]
At Point in Time | Space
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products		1,420,000		399,000	554,000
Services		3,500,000		2,589,000	0
At Point in Time | Air
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products				1,384,000
Services				0
Transferred over Time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Services		462,000	[1]	0	1,801,000	[1]
Operating lease income				50,000	0	[1]
Transferred over Time | Space
Disclosure of disaggregation of revenue from contracts with customers [line items]
Services		462,000		0	1,801,000
Operating lease income		€ 8,000		50,000	€ 0
Transferred over Time | Air
Disclosure of disaggregation of revenue from contracts with customers [line items]
Services				0
Operating lease income				€ 0

[1]	No revenue in the AIR segment was recognized during the year ended December 31, 2023, and 2021.